UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Oscar S. Schafer          New York, NY               5/15/08
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    31
                                                -------------

Form 13F Information Table Value Total:            $1,686,945
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2      COLUMN 3     COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8

                                                         VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER      TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGER     SOLE   SHARED  NONE

ACCO BRANDS CORP              COM           00081T108     29,950   2,207,100  SH         SOLE                2,207,100

ACXIOM CORP                   COM           005125109     67,253   5,665,775  SH         SOLE                5,665,775

ANADARKO PETE CORP            COM           032511107     16,356     259,500  SH         SOLE                  259,500

AVIS BUDGET GROUP             COM           053774105     87,021   8,194,088  SH         SOLE                8,194,088

CANADIAN NAT RES LTD          COM           136385101     56,997     835,000  SH         SOLE                  835,000

CRYOLIFE INC                  COM           228903100     22,688   2,413,585  SH         SOLE                2,413,585

DENBURY RES INC               COM NEW       247916208     29,121   1,020,000  SH         SOLE                1,020,000

ENDO PHARMACEUTICALS HLDGS I  COM           29264F205     66,505   2,778,000  SH         SOLE                2,778,000

ENZON PHARMACEUTICALS INC     COM           293904108     11,367   1,234,200  SH         SOLE                1,234,200

FIDELITY NATIONAL FINANCIAL   CL A          31620R105     42,197   2,302,100  SH         SOLE                2,302,100

FLAMEL TECHNOLOGIES SA        SPONSORED ADR 338488109     58,213   6,246,047  SH         SOLE                6,246,047

FLOWSERVE CORP                COM           34354P105     82,972     794,900  SH         SOLE                  794,900

HEXCEL CORP NEW               COM           428291108    101,014   5,285,900  SH         SOLE                5,285,900

INTERNATIONAL FLAVOR&FRAGRA   COM           459506101     61,683   1,400,300  SH         SOLE                1,400,300

MEDIVATION INC                COM           58501N101     30,963   2,175,900  SH         SOLE                2,175,900

METAVANTE TECHNOLOGIES INC    COM           591407101     25,733   1,287,295  SH         SOLE                1,287,295

NATIONAL FUEL GAS LONJ        COM           636180101     31,867     675,000  SH         SOLE                  675,000

NEXEN INC                     COM           65334H102     32,208   1,087,400  SH         SOLE                1,087,400

NOVEN PHARMACEUTICALS INC     COM           670009109     30,754   3,424,690  SH         SOLE                3,424,690

PAR PHARMACEUTICAL COS INC    COM           69888P106     16,174     930,100  SH         SOLE                  930,100

PETRO-CDA                     COM           71644E102     25,004     575,000  SH         SOLE                  575,000

SALLY BEAUTY HLDGS INC        COM           79546E104     99,119  14,365,003  SH         SOLE               14,365,003

SHIRE PLC                     SPONSORED ADR 82481R106     70,120   1,209,800  SH         SOLE                1,209,800

SMART BALANCE INC             COM           83169Y108     51,210   6,482,270  SH         SOLE                6,482,270

SAFEWAY INC                   COM NEW       786514208     11,106     378,400  SH         SOLE                  378,400

TRANSALTA CORP                COM           89346D107    154,679   4,981,900  SH         SOLE                4,981,900

TYCO INTL LTD BERMUDA         SHA           G9143X208     97,819   2,220,625  SH         SOLE                2,220,625

ULURU INC                     COM           90403T100     26,297  11,687,415  SH         SOLE               11,687,415

WESTERN UN CO                 COM           959802109    123,787   5,819,815  SH         SOLE                5,819,815

WYNDHAM WORLDWIDE CORP        COM           98310W108    117,298   5,672,059  SH         SOLE                5,672,059

WYNN RESORTS LTD              COM           983134107      9,470      94,100  SH         SOLE                   94,100




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